Income Taxes- Reconciliation of US Statutory Federal Income Tax Rate To Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit	2.00%	3.00%	2.00%
Foreign tax rate differential	(7.00%)	(7.00%)	(10.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(4.00%)	0.00%	(1.00%)
Foreign tax law change	(3.00%)	1.00%	1.00%
Cetip investment impairment loss	0.00%	0.00%	9.00%
Other	(1.00%)	(3.00%)	1.00%
Total provision for income taxes	22.00%	29.00%	37.00%